UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     January 25, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Name Change                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $214,902 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     3709    45190          OTHER                   12905    32285
ABBOTT LABS                    COM              002824100     2829    60635 SH       OTHER                   19835    40800        0
ADOBE SYS INC                  COM              00724F101     3979    63415 SH       OTHER                   17165    46250        0
AETNA INC NEW                  COM              00817Y108     1472    11800 SH       OTHER                    2450     9350        0
AIR PRODS & CHEMS INC          COM              009158106      850    14655 SH       OTHER                    4100    10555        0
ALCOA INC                      COM              013817101     1265    40265 SH       OTHER                   12775    27490        0
ALLSTATE CORP                  COM              020002101     3218    62218 SH       OTHER                   16915    45303        0
AMERICAN INTL GROUP INC        COM              026874107     3699    56320 SH       OTHER                   20400    35920        0
AMGEN INC                      COM              031162100     1303    20315 SH       OTHER                    6735    13580        0
ANADARKO PETE CORP             COM              032511107     2312    35680 SH       OTHER                   10670    25010        0
BANK OF AMERICA CORPORATION    COM              060505104     3778    80394 SH       OTHER                   28213    52181        0
BB&T CORP                      COM              054937107      398     9465 SH       OTHER                    9465        0        0
BELLSOUTH CORP                 COM              079860102      200     7206 SH       OTHER                    1896     5310        0
BEST BUY INC                   COM              086516101     3891    65475 SH       OTHER                   18855    46620        0
CHEVRONTEXACO CORP             COM              166764100     2494    47490 SH       OTHER                   14952    32538        0
CISCO SYS INC                  COM              17275R102     3401   176055 SH       OTHER                   63040   113015        0
CITIGROUP INC                  COM              172967101     4494    93282 SH       OTHER                   35329    57953        0
COCA COLA CO                   COM              191216100      354     8500 SH       OTHER                    7700      800        0
COLGATE PALMOLIVE CO           COM              194162103     1155    22585 SH       OTHER                    9625    12960        0
COMCAST CORP NEW               CL A SPL         20030N200     3795   115549 SH       OTHER                   41000    74549        0
CONOCOPHILLIPS                 COM              20825C104     2964    34130 SH       OTHER                    9900    24230        0
DEERE & CO                     COM              244199105     6118    82225 SH       OTHER                   29365    52860        0
DELL INC                       COM              24702R101     5561   131965 SH       OTHER                   40310    91655        0
DOVER CORP                     COM              260003108      322     7686 SH       OTHER                    7686        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      697    14216 SH       OTHER                    4075    10141        0
E M C CORP MASS                COM              268648102      714    48049 SH       OTHER                   17835    30214        0
EBAY INC                       COM              278642103     2046    17585 SH       OTHER                    3710    13875        0
EXELON CORP                    COM              30161N101     4867   110434 SH       OTHER                   61014    49420        0
EXXON MOBIL CORP               COM              30231G102     5989   116844 SH       OTHER                   59565    57279        0
FEDEX CORP                     COM              31428X106      210     2134 SH       SOLE                     2134        0        0
GENERAL ELEC CO                COM              369604103     5927   162373 SH       OTHER                   67051    95322        0
GILLETTE CO                    COM              375766102     1269    28335 SH       OTHER                    7225    21110        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3828    80770 SH       OTHER                   21245    59525        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1796    17265 SH       OTHER                    4375    12890        0
HARLEYSVILLE NATL CORP PA      COM              412850109     5113   192221 SH       OTHER                   68059   124162        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      319    10588 SH       OTHER                    4613     5975        0
ILLINOIS TOOL WKS INC          COM              452308109     4032    43504 SH       OTHER                   14000    29504        0
INTEL CORP                     COM              458140100     4309   184205 SH       OTHER                   70165   114040        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1586    16084 SH       OTHER                    6175     9909        0
INTL PAPER CO                  COM              460146103     1412    33610 SH       OTHER                   13800    19810        0
JOHNSON & JOHNSON              COM              478160104     4811    75866 SH       OTHER                   25700    50166        0
JOHNSON CTLS INC               COM              478366107     3282    51739 SH       OTHER                   23064    28675        0
KNBT BANCORP INC               COM              482921103      237    14045 SH       SOLE                    14045        0        0
MBNA CORP                      COM              55262L100     4833   171455 SH       OTHER                   57485   113970        0
MCGRAW HILL COS INC            COM              580645109     5236    57199 SH       OTHER                   18435    38764        0
MEDTRONIC INC                  COM              585055106     3088    62170 SH       OTHER                   20810    41360        0
MELLON FINL CORP               COM              58551A108      240     7724 SH       OTHER                    4224     3500        0
MERCK & CO INC                 COM              589331107      578    17994 SH       OTHER                    8674     9320        0
MERCURY INTERACTIVE CORP       COM              589405109      531    11665 SH       OTHER                    3275     8390        0
MICROSOFT CORP                 COM              594918104     2523    94413 SH       OTHER                   38645    55768        0
MORGAN STANLEY                 COM NEW          617446448     1228    22122 SH       OTHER                   10275    11847        0
NATIONAL PENN BANCSHARES INC   COM              637138108      439    15855 SH       SOLE                    15855        0        0
NIKE INC                       CL B             654106103     1199    13220 SH       OTHER                    3205    10015        0
NORFOLK SOUTHERN CORP          COM              655844108      355     9800 SH       SOLE                     9800        0        0
PARKER HANNIFIN CORP           COM              701094104      273     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     2824    54095 SH       OTHER                   16555    37540        0
PFIZER INC                     COM              717081103     3243   120590 SH       OTHER                   42505    78085        0
PNC FINL SVCS GROUP INC        COM              693475105      826    14381 SH       OTHER                    8847     5534        0
PPL CORP                       COM              69351T106     5615   105382 SH       OTHER                   68614    36768        0
PROCTER & GAMBLE CO            COM              742718109     4380    79520 SH       OTHER                   23575    55945        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1413    27296 SH       OTHER                   26096     1200        0
QUALCOMM INC                   COM              747525103     2495    58840 SH       OTHER                   14540    44300        0
ROYAL BANCSHARES PA INC        CL A             780081105      315    11664 SH       SOLE                    11664        0        0
SBC COMMUNICATIONS INC         COM              78387G103     1264    49051 SH       OTHER                   11446    37605        0
SYSCO CORP                     COM              871829107     1748    45805 SH       OTHER                   13260    32545        0
TEXAS INSTRS INC               COM              882508104      825    33518 SH       OTHER                   10520    22998        0
UNITED TECHNOLOGIES CORP       COM              913017109     1423    13765          OTHER                    2775    10990
UNIVEST CORP PA                COM              915271100    32481   705797          OTHER                  139440   566357
VALERO ENERGY CORP NEW         COM              91913Y100      600    13215          OTHER                    1815    11400
VERIZON COMMUNICATIONS         COM              92343V104     4226   104323          OTHER                   37280    67043
WACHOVIA CORP 2ND NEW          COM              929903102     6748   128283          OTHER                   25345   102938
WAL MART STORES INC            COM              931142103     3274    61975          OTHER                   25630    36345
WELLS FARGO & CO NEW           COM              949746101     4674    75200          OTHER                   22755    52445